Expense Example {- Templeton Foreign VIP Fund} - FTVIP Class 2-70 - Templeton Foreign VIP Fund - Class 2	May 01, 2021 USD ($)
Expense Example:
1 year	$ 113
3 years	357
5 years	621
10 years	$ 1,374